Equity, Warrants Issued and Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Warrants issued and outstanding [Abstract]
Number (in shares)	15,160,001	15,160,001	0
Warrants [Member]
Warrants issued and outstanding [Abstract]
Number (in shares)	154,467	172,534	7,837,639
Weighted average remaining contractual life	4 months 10 days	15 months 7 days
Public Offering Warrants [Member]
Warrants issued and outstanding [Abstract]
Warrants strike price (in dollars per share) | $ / shares	$ 13.36	$ 13.36
Number (in shares)	9,477	9,477
Weighted average remaining contractual life	45 months	57 months
Expiration date	Sep. 17, 2026	Sep. 17, 2026
Bought Deal Warrants [Member]
Warrants issued and outstanding [Abstract]
Warrants strike price (in dollars per share) | $ / shares	$ 6.25	$ 6.25
Number (in shares)	19,440	19,440
Weighted average remaining contractual life	6 months	18 months
Expiration date	Jun. 15, 2023	Jun. 15, 2023
Private Placement Warrants [Member]
Warrants issued and outstanding [Abstract]
Warrants strike price (in dollars per share) | $ / shares	$ 6.25	$ 6.25
Number (in shares)	125,550	125,550
Weighted average remaining contractual life	1 month	13 months
Expiration date	Jan. 13, 2023	Jan. 13, 2023
Broker Warrants [Member]
Warrants issued and outstanding [Abstract]
Warrants strike price (in dollars per share) | $ / shares		$ 1.45
Number (in shares)		18,067
Weighted average remaining contractual life		6 months
Expiration date		Jun. 25, 2022